Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2016, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2017	140,834	20,284
2018	33,531	4,829
2019	13,916	2,004

	188,281	27,117

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2016, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2017	1,141,347	164,388
2018	48,959	7,052
2019	37,352	5,380
2020	35,317	5,087
2021 and thereafter	96,891	13,955

	1,359,866	195,862